FINANCIAL STATEMENT DETAILS - Changes in the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	$ 6,677	$ 6,398
Current period provision for credit losses	7,486	4,687
Write-offs charged against the allowance	(5,546)	(4,612)
Recoveries collected	90	46
Other	0	158
Balance at December 31	$ 8,707	$ 6,677